Restricted Cash, Other Assets and Other Liabilities - Schedule of Other Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Class of Stock [Line Items]
Interest receivable	$ 11,961	$ 14,005			$ 21,529
Straight-line rents	34,350	34,931			20,934
Hotel-related reserves	15,728	21,636			29,208
Investment deposits and pending deal costs	27,465	27,534			1,186
Deferred financing costs, net	4,797	5,467			8,324
Contingent consideration account		0			15,730
Derivative assets (Note 13)	29,679	33,558			10,152
Prepaid taxes and deferred tax assets, net	58,846	71,656			78,957
Receivables from resolution of investments	32,624	30,770			15,215
Accounts receivable	85,714	58,830			84,725
Prepaid expenses	34,196	23,771			26,306
Other assets	69,022	30,604			20,296
Fixed assets, net	45,840	47,381			53,632
Total other assets	566,098	400,143			386,194
Dividends payable	83,996	84,013		$ 90,791	$ 188,202	$ 65,972
Operating lease, right-of-use asset	$ 115,876	$ 0
Executive Officer | Common Stock And OP Units
Class of Stock [Line Items]
Dividends payable			$ 6,400